Xtrackers MSCI EAFE Selection Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	76 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Selection Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.25%	4.39%	5.22%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	4.73%	5.26%
Xtrackers MSCI EAFE Selection Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.04%	3.69%	4.53%
Xtrackers MSCI EAFE Selection Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.33%	3.28%	3.98%
Xtrackers MSCI EAFE Selection Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.22%	4.42%	5.25%
Performance Inception Date	Sep. 06, 2018